Financial instruments - Analysis of Financial Instruments Measured at Fair Value (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Beginning balance	[1]	£ 666.7		£ 1,153.5
Payments due to vendors (earnout agreements) (note 20)		(243.7)	[2]	(400.8)	[2]	£ (584.5)
Ending balance	[1]	498.3		666.7
At Fair Value [member] | Level 1 [member] | Held at fair value through profit or loss [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		0.4
Ending balance				0.4
At Fair Value [member] | Level 1 [member] | Held at fair value through other comprehensive income [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		128.1
Ending balance		42.2		128.1
At Fair Value [member] | Level 2 [member] | Derivatives in designated hedge relationships [member] | Derivatives Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities				(14.2)
At Fair Value [member] | Level 2 [member] | Held at fair value through profit or loss [member] | Derivatives Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		(22.7)	[1]	(2.6)
At Fair Value [member] | Level 2 [member] | Held at fair value through profit or loss [member] | Derivatives Assets [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		1.4	[1]	1.3
At Fair Value [member] | Level 3 [member] | Liabilities in Respect of Put Options [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	[1]			(221.7)
At Fair Value [member] | Level 3 [member] | Held for trading [member] | Liabilities in Respect of Put Options [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	[1]	(208.0)
Losses recognised in other comprehensive income	[1]	(30.1)		26.0
Exchange adjustments	[1]	6.9		1.1
Additions	[1]	(34.8)		(37.4)
Cancellations	[1]	9.7		2.2
Transfer to disposal group classified as held for sale	[1]	31.0
Settlements	[1]	20.8		21.8
Ending balance	[1]	(204.5)		(208.0)
At Fair Value [member] | Level 3 [member] | Equity investments [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		538.2		820.3
Gains recognised in the income statement		9.1		61.1
Losses recognised in other comprehensive income		(55.4)		(140.6)
Additions		18.2		35.0
Disposals		(53.4)		(237.3)
Reclassifications from other investments to interests in associates				(0.3)
Transfer To Disposal Group Classified As Held For Sale		(0.6)
Ending balance		456.1		538.2
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Trade And Other Payables To Trade Suppliers [member]
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements) (note 20)		(243.7)	[2]	(400.8)
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Liabilities in Respect of Put Options [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities in respect of put options		(204.5)	[2]	(208.0)
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		255.7	[2]	319.2
Ending balance	[2]			255.7
At Fair Value [member] | Level 3 [member] | Held at fair value through other comprehensive income [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		219.0
Ending balance		£ 200.4	[2]	£ 219.0

[1]	Figures have been restated, as described in the accounting policies.
[2]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.